Financial Instruments - Schedule of Company's Financial Assets and Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 684	$ 726
Restricted cash equivalents	118	113
Accounts receivable	6,548	6,695
Severance investments	3	4
Long-term receivables included in other assets [note 14]	198	204
Financial assets held for sale [note 3]
Total	7,810	7,742
Bank indebtedness [note 17]	1,098	259
Long-term debt (including portion due within one year)	3,285	3,303
Accounts payable	6,094	6,283
Financial liabilities held for sale [note 4]
Other Liabilities, Total	10,703	9,845
Derivative assets designated as effective hedges, measured at fair value	34	101
Derivative liabilities designated as effective hedges, measured at fair value	(101)	(49)
Disposal Group, Held-for-sale, Not Discontinued Operations [Member]
Financial assets held for sale [note 3]
Severance investments held for sale	1
Long-term receivables held for sale	0	0
Fluid Pressure & Controls Business [Member] | Disposal Group, Held-for-sale, Not Discontinued Operations [Member]
Financial assets held for sale [note 3]
Accounts receivable held for sale	258
Financial liabilities held for sale [note 4]
Accounts payable held for sale	226
Foreign Exchange Contract [Member]
Financial liabilities held for sale [note 4]
Assets, Net amounts	(67)	52
Prepaid Expenses and Other [Member] | Foreign Exchange Contract [Member]
Financial liabilities held for sale [note 4]
Derivative assets designated as effective hedges, measured at fair value	25	55
Other Assets [Member] | Foreign Exchange Contract [Member]
Financial liabilities held for sale [note 4]
Derivative assets designated as effective hedges, measured at fair value	9	46
Other Accrued Liabilities [Member] | Foreign Exchange Contract [Member]
Financial liabilities held for sale [note 4]
Derivative liabilities designated as effective hedges, measured at fair value	(61)	(32)
Other Long-term Liabilities [Member] | Foreign Exchange Contract [Member]
Financial liabilities held for sale [note 4]
Derivative liabilities designated as effective hedges, measured at fair value	(40)	(17)
Bank Indebtedness [Member]
Financial assets held for sale [note 3]
Bank indebtedness [note 17]	35	9
Commercial Paper [Member]
Financial assets held for sale [note 3]
Bank indebtedness [note 17]	$ 1,063	$ 250